Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill
10.	Goodwill

Changes in the carrying amount of goodwill by the reporting units as of December 31, 2024 and 2025 were as follows:

	Meituan	Eleme			Ride-hailing
	on-demand	on-demand	B&B	Housekeeping	solution
	delivery	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2023	11,194	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—
Balance as of December 31, 2024	11,194	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—
Balance as of December 31, 2025	11,194	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2025, in US$	1,601	1,404	660	5,183	516	9,364

In December 2024 and 2025, the Company completed its annual goodwill impairment analysis, and no impairment charges were recorded.